ACQUISITION OF BUSINESSES - Schedule of Detailed Information about Business Combination (Details) - USD ($) $ in Millions	Aug. 05, 2025	Jul. 01, 2025
Fair value of assets and liabilities acquired
Property, plant and equipment		$ 1,100
Fiber Nest Limited
Consideration transferred
Cash	$ 98
Total consideration	98
Fair value of assets and liabilities acquired
Property, plant and equipment	90
Intangible assets	13
Goodwill	14
Accounts payable and other liabilities	(5)
Deferred income tax liabilities	(14)
Net assets acquired	$ 98